Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives

Estimated useful lives are principally as follows:

Useful Life in Years
Machinery and equipment	5
Buildings and improvements	25
Computer equipment and software	3
Office equipment, furniture and fixtures	5

Schedule of useful lives of intangible assets

Intangible assets and their useful lives are as follows:

Weighted Average
Useful Life
Developed technology	9
Patents	8
Trademarks and trade names	10
Customer relationships	9
Non-compete agreements	4
Capitalized software development costs	5
In-process research and development	Indefinite